Annual Total Returns [BarChart] - VY Columbia Contrarian Core Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(4.92%)
2012	11.99%
2013	34.42%
2014	12.50%
2015	2.75%
2016	8.12%
2017	21.32%
2018	(9.23%)
2019	32.41%
2020	21.22%